Stock-Based Compensation - Additional information (Details) - USD ($) $ / shares in Units, $ in Millions				9 Months Ended	12 Months Ended
	Aug. 30, 2024	Aug. 26, 2024	Aug. 25, 2024	Sep. 30, 2025	Dec. 31, 2024
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based payment arrangement, nonvested award, option, cost not yet recognized, amount					$ 1.1
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition					2 years 3 months 18 days
Common stock reserved for future issuance	50,000,000				50,000,000
Share-based compensation arrangement by share-based payment award, number of shares available for grant	50,000,000
Share-based compensation arrangement by share-based payment award, fair value assumptions, exercise price	$ 1.26
Term of options (in years)	10 years
Share-based compensation arrangement by share-based payment award, terms of award	vest 1/48th on a monthly basis over a period of four years from the vesting commencement date as set forth in the applicable option agreement
Two Thousand Twenty Four Stock Option Plan [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Common stock reserved for future issuance	40,000,000
Share-based compensation arrangement by share-based payment award, options, grants in period, gross	40,000,000			50,000,000
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price	$ 1.58
Share-based compensation arrangement by share-pased payment award, options, exercisable, weighted average remaining contractual term	10 years			8 years 10 months 24 days
Number of stock options exchanged for existing options	50,000,000
Stock option, exercise price, decrease	$ 1.26
Share-based compensation arrangement by share-based payment award, options, outstanding, intrinsic value	$ 886.8
Share-Based Payment Arrangement [Member] | 450W42ND MIMA LLC [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation arrangement by share-based payment award, terms of award			the Company agreed to issue to 450W42ND MIMA, LLC, the lower of (a) 4.0 million shares or (b) 2% of the outstanding shares, in each case, of common stock of New Semnur
Share-Based Payment Arrangement [Member] | Wise Orient Investments Limited [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation arrangement by share-based payment award, terms of award		the Company agreed to issue to Wise Orient Investments Limited, the lower of (a) 4.0 million shares or (b) 2% of the outstanding shares, in each case, of common stock of New Semnur following the consummation of the Business Combination.